UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Annual Report 2022
For the initial period from July 19, 2021
(Commencement  of Operations) through March 31, 2022

                   VectorShares Min Vol ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the VectorShares Min Vol ETF (the “ETF”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The VectorShares Min Vol ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the ETF, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the VectorShares Min Vol ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://etfpages.com/VSPY or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the VectorShares Min Vol ETF:

See Our Web site @ vectorshares.com
or
Call Our Shareholder Services Group at 800-773-3863.

(Unaudited)
VectorShares Min Vol ETF
Annual Letter

For the period from July 19, 2021 (Commencement of Operations) through March 31, 2022, VectorShares Min Vol ETF (“VSPY” or the “ETF”) was down a fraction of the overall market at -0.60%, while the S&P 500 TR Index was down at -4.61%, and the ETF’s blended benchmark, 10% S&P 500 TR Index and 90% Allspring Ultra Short-Term Income Index (SADIX), was down at
-0.79%.

VSPY has two components:  hedged exposure to the overall market (10%) and short-duration fixed income ETFs (90%). In the first quarter of 2022, we saw interest rates significantly increase, and in turn, decreasing prices across the fixed income universe, including our holdings. Holding shorter duration fixed income products and hedged equity options allowed VSPY to minimize this interest rate impact and generate favorable performance when compared to equity and fixed income indices. Within our less than 10% hedged market exposure, we purchase calls and purchase long put options combined with short put options on the S&P 500. Using less than 10% of the portfolio helps to reduce exposure.  Also, the put spreads help to hedge the downside of the market. This combination positively impacted the Fund in the first quarter as we were able to limit downside to the market.

Don Flagg
Portfolio Manager, VectorShares

(RCVSP0422001)

VectorShares Min Vol ETF

Performance Update
(Unaudited)

For the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on July 19, 2021 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the VectorShares Min Vol ETF versus 10% of the S&P 500 TR Index and 90% of the Allspring Ultra Short-Term Income Fund ("SADIX"). It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns*

As of	Six	Since	Inception
March 31, 2022	Months	Inception	Date
VectorShares Min Vol ETF	-0.42%	-0.60%	07/19/21
10% S&P 500 TR Index/90% SADIX	-0.77%	-0.79%	N/A

* Not annualized.

			(Continued)

VectorShares Min Vol ETF

Performance Update
(Unaudited)

For the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 1.10% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through July 31, 2022.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be estimated to be 1.46% per the ETF’s most recent prospectus dated July 1, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

VectorShares Min Vol ETF

Schedule of Investments

As of March 31, 2022
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 3.87%
*	S&P 500 Index Call Option	14	$ 430	9/16/2022	$ 632,296	$ 581,560
*	S&P 500 Index Call Option	35	450	9/16/2022	1,580,740	959,350
*	S&P 500 Index Call Option	15	465	9/16/2022	677,460	271,800

	Total Call Options Purchased (Premiums Paid $1,434,887)					1,812,710

PUT OPTIONS PURCHASED - 1.03%
*	S&P 500 Index Put Option	27	390	4/29/2022	1,219,428	16,605
*	S&P 500 Index Put Option	27	470	4/29/2022	1,219,428	465,885

	Total Put Options Purchased (Premiums Paid $470,537)					482,490

EXCHANGE-TRADED PRODUCTS - 84.26%
				Shares
Fixed Income - 84.26%
	Blackrock Ultra Short-Term ETF			155,963		7,821,545
	First Trust Ultra Short ETF			66,219		1,321,731
	Flex Shares Ready Access Income ETF			30,622		2,292,363
	Goldman Sachs Access Ultra Short Bond ETF			55,174		2,769,183
	Invesco Ultra Short Duration ETF			101,304		5,047,978
	JP Morgan Ultra Muni ETF			115,031		5,825,170
	JP Morgan Ultra Short Income ETF			171,257		8,609,089
	PGIM Ultra Short Bond ETF			118,520		5,832,369

Total Exchange-Traded Products (Cost $39,807,760)						39,519,428

Investments, at Value (Cost $41,713,184) - 89.16%						$ 41,814,628

Options Written (Premiums Received $217,202) - (0.33)%						(155,250)

Other Assets Less Liabilities - 11.17%						5,240,414

Net Assets - 100%						$ 46,899,792

						(Continued)

VectorShares Min Vol ETF

Schedule of Investments - Schedule of Options Written

As of March 31, 2022
Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.33%
*	S&P 500 Index Put Option	54	$ 430	4/29/2022	$2,438,856	$ 155,250

Total Call Options Written (Premiums Received $217,202)	$ 155,250

*	Non-income producing investment.

Summary of Investments
by Sector	% of Net
Assets	Value

Call Options Purchased	3.87%	$1,812,710
Put Options Purchased	1.03%	482,490
Exchange-Traded Products:
Fixed Income	84.26%	39,519,428
Put Options Written	-0.33%	(155,250)
Other Assets Less Liabilities	11.17%	5,240,414
Total Net Assets	100.00%	$46,899,792

See Notes to Financial Statements

VectorShares Min Vol ETF

Statement of Assets and Liabilities

As of March 31, 2022

Assets:
Investments, at value (cost $41,713,184)	$41,814,628
Cash	5,339,149
Receivables:
Investments sold	93,063

Total assets	47,246,840

Liabilities:
Options written, at value (premiums received $217,202)	155,250
Payables:
Investments purchased	119,321
Accrued expenses:
Professional fees	30,257
Advisory fees	26,860
Custody fees	5,566
Insurance fees	3,570
Trustee fees and meeting expenses	3,004
Security pricing fees	1,627
Shareholder fulfillment expenses	670
Miscellaneous reporting fees	474
Administration fees	355
Registration and filing expenses	94

Total liabilities	347,048

Total Net Assets	$46,899,792

Net Assets Consist of:
Paid in Capital	$47,144,129
Accumulated Deficit	(244,337)

Total Net Assets	$46,899,792
Shares Outstanding, no par value (unlimited authorized shares) (a)	4,720,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.94

(a) For the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022.

See Notes to Financial Statements

VectorShares Min Vol ETF

Statement of Operations

For the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022

Investment Income:
Dividends	$82,833

Total Investment Income	82,833

Expenses:
Advisory fees (note 2)	170,083
Professional fees	32,977
Administration fees (note 2)	25,715
Fund accounting fees (note 2)	22,110
Shareholder fulfillment fees	19,021
Custody fees	12,627
Compliance fees (note 2)	8,665
Transfer agent fees (note 2)	8,387
Trustee fees (note 3)	6,004
Insurance fees	3,570
Miscellaneous reporting expenses	3,060
Security pricing fees	2,915
Registration and filing expenses	142

Total Expenses	315,276

Expenses waived and/or reimbursed by the Advisor (note 2)	(106,887)

Net Expenses	208,389

Net Investment Loss	(125,556)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(827,891)
Net realized loss from in kind transactions	(8,616)
Long-term capital gain distributions from underlying funds	2,114
Net realized gain on options written	423,843
Total realized loss	(410,550)

Net change in unrealized appreciation on investments	101,444
Net change in unrealized appreciation on options written	61,952
Total net change in unrealized appreciation	163,396

Net Realized and Unrealized Loss on Investments	(247,154)

Net Decrease in Net Assets Resulting from Operations	$(372,710)

See Notes to Financial Statements

VectorShares Min Vol ETF

Statement of Changes in Net Assets

For the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022

Operations:
Net investment loss	$ (125,556)
Net realized loss from investment transactions	(827,891)
Net realized loss from in-kind transactions	(8,616)
Long-term capital gain distributions from underlying funds	2,114
Net realized gain on options written	423,843
Net change in unrealized appreciation on investments	101,444
Net change in unrealized appreciation on options written	61,952

Net Decrease in Net Assets Resulting from Operations	(372,710)

Beneficial Interest Transactions:
Shares sold	50,855,842
Shares repurchased	(3,583,340)

Net Increase from Beneficial Interest Transactions	47,272,502

Net Increase in Net Assets	46,899,792

Net Assets:
Beginning of period	-
End of period	$ 46,899,792

Share Information:
Shares Sold	5,080,000
Shares repurchased	(360,000)
Net Increase in Shares of Beneficial Interest	4,720,000

See Notes to Financial Statements

VectorShares Min Vol ETF

Financial Highlights

For a share outstanding during the initial period from July 19, 2021
(Commencement of Operations) through March 31, 2022

Net Asset Value, Beginning of Period	$ 10.00

Income (Loss) from Investment Operations:
Net investment loss	(0.05)
Net realized and unrealized loss on investments	(0.01)

Total from Investment Operations	(0.06)

Net Asset Value, End of Period	$ 9.94

Total Return (d)	(0.60)%	(b)

Net Assets, End of Period (in thousands)	$ 46,900

Ratios of:
Gross Expenses to Average Net Assets (c)(e)	1.66%	(a)
Net Expenses to Average Net Assets (c)(e)	1.10%	(a)
Net Investment Loss to Average Net Assets (e)	(0.66)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns from shareholder transactions.

(e)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.

See Notes to Financial Statements

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

1.  Organization and Significant Accounting Policies

The VectorShares Min Vol ETF, an actively managed exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on July 19, 2021. The investment objective of the ETF is to seek to provide total return while limiting volatility.  The ETF seeks to achieve its investment objective by utilizing a blended strategy that combines a fixed income allocation of approximately 90% with an options overlay of approximately 10% of the market value of the ETF’s assets.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol VSPY, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees
A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Fund for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the Fund’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2022 for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Call Options Purchased	$1,812,710	$-	$1,812,710	$-
Put Options Purchased	482,490	-	482,490	-
Exchange-Traded Products	39,519,428	39,519,428	-	-
Total Assets	$41,814,628	$39,519,428	$2,295,200	$-

Liabilities
Put Options Written	$155,250	$-	$155,250	$-
Total Liabilities	$155,250	$-	$155,250	$-

(a) The ETF did not hold any Level 3 securities during the initial period ended March 31, 2022.

Purchased Options
When the ETF purchases an option, an amount equal to the premium paid by the ETF is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETF enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

Option Writing
When the ETF writes an option, an amount equal to the premium received by the ETF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the ETF on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the ETF has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the ETF.  The ETF, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The ETF may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the ETF to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the ETF’s independent pricing services and the ETF’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of March 31, 2022:

Derivative Type	Location	Market Value

Purchased options – Equity risk	Assets – Investments, at value	$2,295,200
Written options – Equity risk	Liabilities – Options written, at value	$ 155,250

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the initial period ended March 31, 2022:

Derivative Type	Location	Gains/Losses

Purchased options – Equity risk	Net realized loss from investments	$ (827,891)
Written options – Equity risk	Net realized gain from options written	$ 423,843

Purchased options – Equity risk	Net change in unrealized appreciation on investments	$ 389,776
Written options – Equity risk	Net change in unrealized appreciation on options written	$ 61,952

(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

The following table represents the total premiums received or paid on options, which serve as an indicator of volume for options during the initial period ended March 31, 2022:

Derivative Type	Type	Total Value
Purchased options – Equity risk	Premiums Paid	$ 25,108,532
Written options – Equity risk	Premiums Received	$ (3,913,939)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly advisory fee to VectorShares, LLC (the “Advisor”) calculated at the annual rate of 0.90% of the ETF’s average daily net assets.

The ETF and the Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Adviser)) to not more than 1.10% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through July 31, 2022.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

For the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022, the Advisor earned $170,083 in advisory fees, of which $98,507 was waived and $8,380 were reimbursed to the Fund by the Advisor pursuant to the Expense Limitation Agreement.

Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $250 million	0.090%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On all assets over $1 billion	0.040%

A breakdown of the Fund Accounting Fee schedule is as follows:

Base Fee	Asset-Based Fee
$2,416.67 per month minimum	1 basis point (0.01%) per year

The ETF incurred $25,715 in administration fees and $22,110 in fund accounting fees for the initial period ended March 31, 2022.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  The ETF incurred $8,387 in transfer agent fees during the initial period ended March 31, 2022.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

The ETF monthly website fees and New York Stock Exchange fees are also included in the shareholder fulfillment expenses on the Statement of Operations.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.	Purchases and Sales of Investment Securities

For the initial period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales
$15,290,089	$ -

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$27,941,187	$3,414,901

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the initial period ended March 31, 2022 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the initial period ended March 31, 2022, the ETF did not incur any interest or penalties.

The Fund paid no income and no long-term capital gains distributions during the initial period from July 19, 2021 (Commencement of Operations) through March 31, 2022.

Permanent book and tax differences, primarily attributable to the book/tax treatment of the in-kind gain/loss resulted in the following reclassifications in the ETF as of the initial period ended March 31, 2022:

Paid in Capital	$(128,373)
Accumulated Deficit	128,373

(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

At March 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 41,916,026

Gross Unrealized Appreciation	$ 57,050
Gross Unrealized Depreciation	(313,698)
Net Unrealized Depreciation	(256,648)

Undistributed Capital Gains – Long-Term	12,311

Accumulated Deficit	$ (244,337)

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.

7.   Principal Risks

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Interest rates are currently at historical lows, which may impact the Fund’s risk profile. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates are currently at historic lows due to the various federal government stimulus programs as a result of the COVID-19 pandemic, which may increase the Fund's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time.

Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

Risks from Purchasing Options.  There are risks associated with the sale and purchase of call and put options.  As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index falls below the strike price.  As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index rises above the strike price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. If a put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in its portfolio.
Municipal Bond Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s).  In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Investment Model Risk. Like all quantitative analysis, the Advisor’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.
U.S. Government Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Cash and Cash Equivalents Risk. At any time, the Fund may have investments in cash or cash equivalents. When a portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
(Continued)

VectorShares Min Vol ETF

Notes to Financial Statements

As of March 31, 2022

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

8.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

9.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of VectorShares Min Vol ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of VectorShares Min Vol ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of March 31, 2022, and the related statements of operations, changes in net assets and the financial highlights for the period July 19, 2021 (commencement of operations) to March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, and the results of its operations, the changes in its net assets and its financial highlights for the period from July 19, 2021 to March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
May 27, 2022

VectorShares Min Vol ETF

Additional Information (Unaudited)

As of March 31, 2022

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s initial period ended March 31, 2022.

During the initial period, the ETF paid no income and no capital gains distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the initial period from October 1, 2021 (Commencement of Operations through March 31, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

VectorShares Min Vol ETF

Additional Information (Unaudited)

As of March 31, 2022

	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 998.80	$5.49
	$1,000.00	$1,019.44	$5.55
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized net expense ratio of 1.10%, multiplied by 181 days in the period divided by the number of days in the fiscal year (to reflect the six-month period).

5.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETF is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETF includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETF toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $3,000 during the initial ended March 31, 2022 from the ETF for their services to the ETF and Trust.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	5
Independent Trustee of the Wonderfund Trust for all its series since 2021; Volt ETF Trust for all of its series since 2016; and Prophecy Alpha Fund I, a closed-end interval fund since 2015 (all registered investment companies).

Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	5	Independent Trustee of the Prophecy Alpha Fund I, a closed-end interval fund since 2015 (a registered investment company).

(Continued)

VectorShares Min Vol ETF

Additional Information (Unaudited)

As of March 31, 2022

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 12/16	Managing Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	06/20 – 04/22
Compliance Director, The Nottingham Company, Inc., until 4/2022. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

VectorShares Min Vol ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	VectorShares LLC
116 South Franklin Street	707 N. Franklin Street
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite 3 Tampa, Florida 33602

Telephone: 800-773-3863	Telephone: 833-625-7421

World Wide Web @: ncfunds.com	World Wide Web @: vectorshares.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant’s Board of Trustees has determined that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the VectorShares Min Vol ETF (the “Fund”), a series of the Trust, for the initial fiscal year are reflected in the table below.  These amounts represent aggregate fees billed for the initial fiscal year for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for such fiscal year.

Fund	March 31, 2022
VectorShares Min Vol ETF	$13,000

(b)
Audit-Related Fees – Audit-Related fees billed for the VectorShares Min Vol ETF (the “Fund”), a series of the Trust, for the initial fiscal year are reflected in the table below.  These amounts represent fees billed each of the initial fiscal year for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	March 31, 2022
VectorShares Min Vol ETF	$5,500

(c)
Tax Fees – The tax fees billed in each of the initial fiscal year ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	March 31, 2022
VectorShares Min Vol ETF	$4,000

(d)
All Other Fees – There were no other fees billed in the initial fiscal year ended March 31, 2022, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for such fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the initial fiscal year ended March 31, 2022, were $4,000. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: June 8, 2022	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 8, 2022	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: June 8, 2022	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer